Segmented information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented information
20.	Segmented information:
Revenue is earned through the sale of the Company’s commercialized products and licensing and other fees. The Company recognizes segmentation based on geography as follows:

Year ended December 31, 2019	Europe	Rest of World	Total

Revenue	$22,425	$10,209	$32,634
Cost of goods sold	7,170	2,657	9,827

Gross margin	15,255	7,552	22,807
Gross margin %	68%	74%	70%

Year ended December 31, 2018	Europe	Rest of World	Total
Revenue	$16,165	$12,509	$28,674
Cost of goods sold	5,466	2,828	8,294

Gross margin	10,699	9,681	20,380
Gross margin %	66%	77%	71%

Year ended December 31, 2017	Europe	Rest of World	Total
Revenue	$10,953	$13,055	$24,008
Cost of goods sold	2,974	3,802	6,776

Gross margin	7,979	9,253	17,232
Gross margin %	73%	71%	72%

The following table presents the Company’s revenues disaggregated by revenue source:

Year ended December 31,	2019	2018	2017
Cardiology	$19,358	$22,497	$22,753
Antibiotic	13,276	6,177	1,255
	$32,634	$28,674	$24,008
During the year ended December 31, 2019, there were three customers that individually accounted for more than 10% of total revenue. During the year ended December 31, 2019, these customers accounted for 19%, 15% and 11% of total revenue. During the years ending December 31, 2018 and 2017, there were two customers that individually accounted for more than 10% of total revenue. During the year ended December 31, 2018, these customers accounted for 17% and 14% of total revenue (2017 – 20% and 24%).